CONDENSED STATEMENTS OF OPERATIONS (Q2) (Unaudited) (Parenthetical) - USD ($)	3 Months Ended		6 Months Ended			12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2019
Options Forfeiture [Abstract]
Common stock subject to possible redemption (in shares)	13,623,588	20,865,717	13,623,588	20,865,717	20,869,316	20,846,454
Income from common stock subject to possible redemption	$ 0	$ 949,978	$ 416,635	$ 1,824,175	$ 353,013	$ 3,185,186